GENERAL (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
SCHEDULE OF ANTI-DILUTIVE BASIC AND DILUTED EARNINGS PER SHARE

For the nine months ended September 30, 2021 and 2020, respectively, the following common stock equivalents were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive:

	Nine Months Ended
	September 30,
	2021	2020
	(Shares)	(Shares)
Series A Preferred Stock	150,000,000	150,000,000
Stock options	12,471	5,664
Warrants	254,134	165,252
Convertible notes	-	10,289
Preferred B stock	18,535	-
Total	150,285,150	150,181,205

For the year ended December 31, 2020 and 2019, respectively, the following common stock equivalents were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive.

	Year Ended
	December 31,
	2020	2019
	(Shares)	(Shares)
Series A Preferred Stock	150,000,000	1,334,000
Stock options	5,875	188
Warrants	-	937
Convertible notes	130,357	2,139
Total	150,136,232	1,337,264